Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305
Potential issuance of shares to employees under long-term incentive plan (in shares)		559,878	217,418
Profit attributable to Atlantica		$ 32,676	$ 46,050
Average number of ordinary shares outstanding - basic (in shares)		116,161,000	116,149,000
Average number of ordinary shares outstanding - diluted (in shares)		119,971,000	119,717,000
Earnings per share for the period - basic (in dollars per share)		$ 0.28	$ 0.4
Earnings per share for the period - diluted (in dollars per share)	[1],[2]	$ 0.28	$ 0.4

[1]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month periods ended September 30, 2024, and 2023, as they have an antidilutive effect.
[2]	Antidilutive effect applied, where applicable (see Note 22)